Property and equipment, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 816,703,237	$ 118,410,839	¥ 850,067,296
Less accumulated depreciation	39,204,870	5,684,172	43,829,381
Less allowance	3,612,025	523,694	147,137,267
Property and equipment, net	773,886,342	112,202,973	659,100,648
Construction in progress
Property and equipment, net
Property and equipment, gross	767,221,882	111,236,717	660,788,221
Leasehold improvements
Property and equipment, net
Property and equipment, gross	28,943,095	4,196,354	169,217,493
Office and electronic equipment
Property and equipment, net
Property and equipment, gross	9,965,437	1,444,853	9,856,959
Motor vehicles
Property and equipment, net
Property and equipment, gross	¥ 10,572,823	$ 1,532,915	¥ 10,204,623